May 5, 1999

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

     Re: Masters' Select Funds Trust
         Filing Pursuant to Rule 497 (j)
         (File #333-10015; 811-7763)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for Masters' Select Funds Trust does not differ from that contained in Post-Effective Amendment No. 6 (the "Amendment") to the Fund's Registration Statement on Form N1-A. This Amendment was filed electronically on April 30, 1999, Accession No. 0000950147-99-000408.

Please give me a call if you have any questions at (626) 852-1033.

Very truly yours,


/s/ Jeannie Hogue

Jeannie Hogue


cc: Julie Allecta, Esq.
    John Coughlan